INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2025
INCOME TAXES
Schedule of domestic and foreign loss before income taxes

(In thousands)	2025	2024	2023
United States	$(27,671)	$(32,980)	$144
Mainland China and Hong Kong	(18,200)	(5,089)	(26,436)
Total	$(45,871)	$(38,069)	$(26,292)

Schedule of deferred income tax assets and liabilities

	December 31,
(In thousands)	2025	2024
Deferred income tax assets:
Net operating loss carryforwards	$54,610	$48,548
Research and development credit carryforwards	1,153	1,386
Intangible assets	5,434	6,204
Share-based compensation	2,370	2,269
Change in fair value of investments	877	326
Capitalized R&D amortization	1,148	2,296
Lease liability	763	939
Impairment loss of long-term investments	182	182
Write down of inventories	1,249	1,007
Accrued interest expense	210	13
Others	496	233
Valuation allowance for deferred income tax assets	(67,766)	(62,466)
	$726	$937

Deferred income tax liabilities:
Right of use asset	(637)	(873)
Others	(89)	(64)
	$(726)	$(937)

Schedule of reconciliation of provision for income taxes to the federal statutory rate

	For the Year Ended December 31,
	2025
(In thousands)	Amount	Percent
Tax benefit at statutory federal rate	$9,632	21%
Domestic federal:
Attribute expiration	(2,381)	(5.2%)
Tax shortfalls from share options	(118)	(0.3%)
Nondeductible expenses	(90)	(0.2%)
Changes in valuation allowance	(3,222)	(7.0%)
Domestic State and local income taxes net of federal effect:
Foreign tax effect:
Mainland China
Tax rate differential	667	1.5%
Attribute expiration	(1,059)	(2.3%)
Nondeductible expenses	(926)	(2.0%)
Research and development bonus deduction	100	0.2%
Others	(978)	(2.1%)
Change in valuation allowance	(1,307)	(2.8%)
Hong Kong		—
Tax rate differential	(193)	(0.4%)
Changes in valuation allowance	(125)	(0.3%)
	$—	—

(In thousands)	2024	2023
Tax benefit at statutory rate of 21%	$7,994	$5,521
Attribute expiration	(1,899)	(28,281)
Tax rate differential	(119)	841
Nondeductible expenses	(558)	(1,469)
Research and development bonus deduction	100	121
Tax shortfalls from share options	(4,129)	(830)
Others	247	314
Change in valuation allowance (1)	(1,636)	23,864
	$—	$81

Change in valuation allowance is as follows:

Schedule of valuation allowance

(In thousands)	2025	2024	2023
Balance at January 1	$62,466	$61,281	$85,505
Additions	8,094	3,535	4,417
Decrease from attribute expiration	(3,440)	(1,899)	(28,281)
Foreign currency translation adjustment	646	(451)	(360)
Balance at December 31	$67,766	$62,466	$61,281

Schedule of reconciliation of gross unrecognized tax benefits

(In thousands)	2025	2024	2023
Unrecognized tax benefits balance at January 1	$558	$948	$997
Reductions for tax positions of prior periods	(78)	(390)	(49)
Unrecognized tax benefits balance at December 31	$480	$558	$948